NOTE 6 - ACCRUED EXPENSES - RELATED PARTIES (Details) - Schedule of Accrued Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accrued Liabilities [Abstract]
Accrued payroll and consulting – related parties	$ 648,167	$ 422,334
Accrued payroll taxes – related parties	131,877	116,553
Total	$ 780,044	$ 538,887